STOCKHOLDERS DEFICIT (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDERS DEFICIT
Outstanding, Beginning balance	2,100	0
Granted	72,660	2,100
Forfeited and cancelled	(14,910)	0
Outstanding, ending balance	59,850	2,100
Exercisable, Ending balance	18,189	0
Weighted Average Grant Date Fair Value, Beginning balance	$ 4.36
Weighted Average Grant Date Fair Value, Granted	4.16	$ 4.36
Weighted Average Grant Date Fair Value, Exercised	0	0
Weighted Average Grant Date Fair Value, Forfeited and cancelled	(4.36)	0
Weighted Average Grant Date Fair Value, Ending balance	4.15	4.36
Weighted Average Grant Date Fair Value, Exercisable, ending balance	4.15
Weighted Average Exercise price, Beginning balance	5.95	0
Weighted Average Exercise price, Granted	9.00	5.95
Weighted Average Exercise price, Exercised	0	0
Weighted Average Exercise price, Forfeited and cancelled	(6.19)	0
Weighted Average Exercise price, Ending balance	9.11	$ 5.95
Weighted Average Exercise price, Exercisable, Ending balance	$ 8.40